GAINS ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Gains on derivative instruments	$ 15,366	$ 10,704
Foreign exchange loss on operations	(44)	(13)
Financing arrangement fees and other costs, net	(813)	(696)
Other	(595)	(98)
Other financial items, net	(1,452)	(807)
Interest Rate Swap
Derivative Instruments, Gain (Loss) [Line Items]
Gains on derivative instruments	9,119	6,446
Net interest income on undesignated interest rate swaps	$ 6,247	$ 4,258